Share-based payments - Summary of Employee Related Share Based Compensation Expense (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ 5,560	€ 7,965	€ 11,262	€ 16,269
Research And Development Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	3,107	4,676	6,375	9,574
General And Administrative Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ 2,453	€ 3,289	€ 4,887	€ 6,695